Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 3.1.2011
Investment objective
The Eagle Growth & Income Fund ("Growth & Income Fund" or the "fund") primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Fees and expenses

 The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Growth & Income Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Growth & Income Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.52%	0.52%	0.44%	0.51%	1.32%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.33%	2.08%	1.00%	1.57%	1.88%
Fee Waivers and Expense Reimbursements		0.001	0.0007	(0.0002)	0	(0.009)
Net Expenses		1.43%	2.15%	0.98%	1.57%	0.98%
[1]	Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A – 1.40%, Class C – 2.20%, Class I – 0.95%, Class R-3 – 1.65%, and Class R-5 – 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Growth & Income Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	611	883	1,176	1,998
Class C	218	659	1,125	2,408
Class I	97	313	548	1,212
Class R-3	160	496	855	1,859
Class R-5	97	500	930	2,117

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing in domestic equity securities (primarily common stocks) selected on a value basis. The portfolio managers' philosophy defines value in three categories: (1) companies that are undervalued relative to their net assets or potential earning power; (2) companies with steady earnings and dividend growth priced below historical norms; and (3) companies expected to grow at an above average rate. Equity securities purchased by the Fund typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund may invest up to 30% of its net assets in foreign securities, a portion of which may be invested in emerging markets. The fund also may own a variety of other securities that, in the opinion of the fund's investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund's investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or, if unrated, deemed to be of comparable quality.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers; Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in high-yield and foreign securities;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period:	Return	Quarter ended

Best Quarter	23.28%	June 30, 2009

Worst Quarter	(14.03)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Growth & Income Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec 15, 1986	7.84%	4.83%	4.05%
Class A Return After Taxes on Distributions	Dec 15, 1986	7.56%	3.47%	2.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Dec 15, 1986	5.43%	3.58%	2.88%
Class C	Apr 3, 1995	12.45%	5.06%	3.77%
Class I	Mar 18, 2009	13.67%			33.37%
Class R-3	Sep 30, 2009	12.99%			12.61%
Class R-5	Dec 28, 2009	13.74%			12.97%
S&P 500 Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%	32.08%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000798075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Eagle Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[3]
Fee Waivers and Expense Reimbursements	cik000798075_FeeWaiversAndExpenseReimbursements	0.001
Net Expenses	rr_NetExpensesOverAssets	1.43%
Year 1	rr_ExpenseExampleYear01	611
Year 3	rr_ExpenseExampleYear03	883
Year 5	rr_ExpenseExampleYear05	1,176
Year 10	rr_ExpenseExampleYear10	1,998
Annual Return 2001	rr_AnnualReturn2001	(3.26%)
Annual Return 2002	rr_AnnualReturn2002	(23.33%)
Annual Return 2003	rr_AnnualReturn2003	31.87%
Annual Return 2004	rr_AnnualReturn2004	9.69%
Annual Return 2005	rr_AnnualReturn2005	9.56%
Annual Return 2006	rr_AnnualReturn2006	19.40%
Annual Return 2007	rr_AnnualReturn2007	17.69%
Annual Return 2008	rr_AnnualReturn2008	(35.69%)
Annual Return 2009	rr_AnnualReturn2009	29.91%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1986
1-yr	rr_AverageAnnualReturnYear01	7.84%
5-yr	rr_AverageAnnualReturnYear05	4.83%
10-yr	rr_AverageAnnualReturnYear10	4.05%
Eagle Growth & Income Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1986
1-yr	rr_AverageAnnualReturnYear01	7.56%
5-yr	rr_AverageAnnualReturnYear05	3.47%
10-yr	rr_AverageAnnualReturnYear10	2.72%
Eagle Growth & Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1986
1-yr	rr_AverageAnnualReturnYear01	5.43%
5-yr	rr_AverageAnnualReturnYear05	3.58%
10-yr	rr_AverageAnnualReturnYear10	2.88%
Eagle Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[3]
Fee Waivers and Expense Reimbursements	cik000798075_FeeWaiversAndExpenseReimbursements	0.0007
Net Expenses	rr_NetExpensesOverAssets	2.15%
Year 1	rr_ExpenseExampleYear01	218
Year 3	rr_ExpenseExampleYear03	659
Year 5	rr_ExpenseExampleYear05	1,125
Year 10	rr_ExpenseExampleYear10	2,408
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1995
1-yr	rr_AverageAnnualReturnYear01	12.45%
5-yr	rr_AverageAnnualReturnYear05	5.06%
10-yr	rr_AverageAnnualReturnYear10	3.77%
Eagle Growth & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Fee Waivers and Expense Reimbursements	cik000798075_FeeWaiversAndExpenseReimbursements	(0.0002)
Net Expenses	rr_NetExpensesOverAssets	0.98%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	313
Year 5	rr_ExpenseExampleYear05	548
Year 10	rr_ExpenseExampleYear10	1,212
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 2009
1-yr	rr_AverageAnnualReturnYear01	13.67%
Lifetime	rr_AverageAnnualReturnSinceInception	33.37%
Eagle Growth & Income Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee Waivers and Expense Reimbursements	cik000798075_FeeWaiversAndExpenseReimbursements	0
Net Expenses	rr_NetExpensesOverAssets	1.57%
Year 1	rr_ExpenseExampleYear01	160
Year 3	rr_ExpenseExampleYear03	496
Year 5	rr_ExpenseExampleYear05	855
Year 10	rr_ExpenseExampleYear10	1,859
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
1-yr	rr_AverageAnnualReturnYear01	12.99%
Lifetime	rr_AverageAnnualReturnSinceInception	12.61%
Eagle Growth & Income Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[3]
Fee Waivers and Expense Reimbursements	cik000798075_FeeWaiversAndExpenseReimbursements	(0.009)
Net Expenses	rr_NetExpensesOverAssets	0.98%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	500
Year 5	rr_ExpenseExampleYear05	930
Year 10	rr_ExpenseExampleYear10	2,117
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	13.74%
Lifetime	rr_AverageAnnualReturnSinceInception	12.97%
Eagle Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF GROWTH & INCOME FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Growth & Income Fund ("Growth & Income Fund" or the "fund") primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing in domestic equity securities (primarily common stocks) selected on a value basis. The portfolio managers' philosophy defines value in three categories: (1) companies that are undervalued relative to their net assets or potential earning power; (2) companies with steady earnings and dividend growth priced below historical norms; and (3) companies expected to grow at an above average rate. Equity securities purchased by the Fund typically include common stocks including foreign stock, convertible securities, preferred stocks, and real estate investment trusts. Equity investments in the portfolio normally will be weighted in favor of companies that pay dividends. In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund may invest up to 30% of its net assets in foreign securities, a portion of which may be invested in emerging markets. The fund also may own a variety of other securities that, in the opinion of the fund's investment subadviser, Thornburg Investment Management, Inc., offer prospects for meeting the fund's investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government. The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or, if unrated, deemed to be of comparable quality.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers; Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs have variations in the level of support they receive from the U.S. Government;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in high-yield and foreign securities;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period:	Return	Quarter ended

Best Quarter	23.28%	June 30, 2009

Worst Quarter	(14.03)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Growth & Income Fund | S&P 500 Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	15.06%
5-yr	rr_AverageAnnualReturnYear05	2.29%
10-yr	rr_AverageAnnualReturnYear10	1.41%
Lifetime	rr_AverageAnnualReturnSinceInception	32.08%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[3]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A – 1.40%, Class C – 2.20%, Class I – 0.95%, Class R-3 – 1.65%, and Class R-5 – 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.